UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-1548


                           Armstrong Associates, Inc.
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               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005


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ITEM 1. SCHEDULE OF INVESTMENTS.

ARMSTRONG ASSOCIATES, INC.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005

Shares     Industry & Issue                                      Market Value

           AEROSPACE                         4.4%

  5,000    The Boeing  Company                                       $339,750
  8,000    United Technologies Corporation                           $414,720

           BROADCASTING,  MEDIA & ADVERTISING6.7%

  6,000    Clear Channel Communications, Inc.                        $197,340
  5,000    Omnicom Corporation                                       $418,150
 30,000    Time Warner, Inc.                                         $543,300

           BUSINESS SERVICES                 3.9%

 10,500    Iron Mountain                                             $385,350
 13,500    Staples, Inc                                              $287,820

           CHEMICAL PRODUCTS AND RELATED     7.8%

 15,000    Avery Dennison Corporation                                $785,850
 12,000    Praxair,  Inc                                             $575,160

           COMMUNICATIONS AND RELATED        2.7%

 24,000    Corning, Inc                                              $463,920

           COMPUTER, SOFTWARE AND RELATED    8.5%

 10,000    Cisco Systems, Inc.                                       $179,200
  8,000    Dell, Inc.                                                $273,600
 10,000    Intel Corporation                                         $246,500
  6,000    Intuit, Inc.                                              $268,860
 20,000    Oracle Systems Corporation                                $248,000
 10,000    Microsoft, Inc.                                           $257,300

           CONSUMER PRODUCTS AND RELATED     10.1%

  6,000    Amazon.Com, Inc.                                          $271,800
  7,232    The Gillette Company                                      $420,902
  6,000    Kimberly Clark Corporation                                $357,180
 16,000    Wal-Mart Stores, Inc                                      $701,120

           DIVERSIFIED OPERATIONS            1.6%

 10,000    Tyco International                                        $278,500

           ENERGY AND RELATED                7.7%

  5,000    Fluor Corporation                                         $321,900
  5,500    Halliburton Company                                       $376,860
  5,000    Pogo Producing Company                                    $294,700
  5,000    Weatherford International, Inc.                           $343,300

           ENVIRONMENTAL SERVICES            5.6%

  7,000    Pentair, Inc                                              $255,500
 12,000    Waste Connection, Inc.                                    $420,960
 10,000    Waste Management, Inc                                     $286,100

           FINANCIAL AND RELATED             3.6%

  8,000    Bank of America Corporation                               $336,800
  7,000    First Data Corporation                                    $280,000

           FOOD AND  BEVERAGES               6.5%

 20,000    Pepsico, Inc                                            $1,134,200

           LEISURE TIME                      2.0%

  8,000    Royal Caribbean Cruises, Ltd                              $345,600

           MEDICAL AND RELATED               15.6%

 20,000    Abbott Laboratories                                       $848,000
  6,000    AMGEN, Inc                                                $478,020
  4,000    Cooper Companies                                          $306,440
 20,000    Medtronics, Inc                                         $1,072,400

           RESTAURANTS                       3.0%

 14,000    Brinker International, Inc.                               $525,840

           TRANSPORTATION SERVICES           3.6%

  3,500    United Parcel Service, Inc.                               $241,955
  5,000    UTI Worldwide, Inc.                                       $388,500

           CASH, SHORT TERM DEBT AND
           RECEIVABLES LESS LIABILITIES      6.7%                  $1,168,497

           Total Net Assets                  100.0%               $17,339,895


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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and Treasurer (CFO),
Armstrong Associates, Inc.

Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and Treasurer (CFO),
Armstrong Associates, Inc.

Date: November 21, 2005